Oct-14-03 12:31pm From- T-307 P.002/003 F-586

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cent NYS

NYSE

1-31826

03034715

RECD S.E.C.
OCT 14 2003
1086

October 14, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 16 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CENTENE CORPORATION, Common Stock, $.001 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 14, 2003. Tentative listing date – October 16, 2003.

Sincerely,

Paras Madho